Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings per Share
Schedule of calculations of basic and diluted earnings per share
	2013	2012	2011
Basic earnings per common share:
Net income	$4,974	$2,822	$2,857
Less:
Preferred stock dividends	337	1,125	1,513
Accretion of discount on preferred stock	278	659	476
Net income available to common shareholders	$4,359	$1,038	$868
Basic earnings per share	$0.87	$0.21	$0.17

Diluted earnings per common share:
Net income	$4,974	$2,822	$2,857
Less:
Preferred stock dividends	337	1,125	1,513
Accretion of discount on preferred stock	278	659	476
Net income available to common shareholders	$4,359	$1,038	$868
Average shares outstanding	5,032,679	5,032,679	5,032,679
Effect of dilutive stock options	0	0	0
Average shares outstanding including dilutive stock options	5,032,679	5,032,679	5,032,679
Diluted earnings per share	$0.87	$0.21	$0.17

Summary of anti-dilutive shares
	2013	2012	2011
Anti-dilutive shares - option shares	121,405	223,951	286,977
Anti-dilutive shares - warrant shares	—	298,618	298,618
Total anti-dilutive shares	121,405	522,569	585,595